Share-Based Payments - 2006 Options by Grant Date (Details) - 2006 share plan	Jun. 30, 2019 ZAR (R) shares year	Jun. 30, 2018 ZAR (R) shares	Jun. 30, 2017 ZAR (R) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	27,720,640
Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	6,713,044	9,847,860	12,476,697
Award price (in SA rand per share) | R	R 26.45	R 50.20	R 32.60
Share appreciation rights | November 15, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	3,652,807
Award price (in SA rand per share) | R	R 33.18
Remaining life (years) | year	0.4
Share appreciation rights | November 17, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	3,060,237
Award price (in SA rand per share) | R	R 18.41
Remaining life (years) | year	1.4
Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	21,007,596	42,427,284	37,848,573
Performance shares | November 29, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	7,944,126
Remaining life (years) | year	0.4
Performance shares | November 15, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	13,063,470
Remaining life (years) | year	1.4